Nature of Operations and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019	Nov. 19, 2018
Non-controlling interest	$ (1,288,700)		$ (1,288,700)		$ (1,060,600)	$ (789,400)
Reverse stock split			1-for-2.22 reverse split of the Company's common stock, which was effected on April 15, 2020. The reverse split combined each 2.22 shares of the Company's outstanding common stock into one share of common stock.
Number of financial statements, description			All numbers in these financial statements are rounded to the nearest $100.		All numbers in these financial statements are rounded to the nearest $100.
Cash equivalents
Allowance for doubtful accounts	0		0		11,300	0
Capitalized interest from related party borrowings	203,600	$ 450,000	840,000	$ 710,200	1,229,400	228,600
Capitalized interest from third-party borrowings	783,100	260,200	1,834,000	1,098,900	1,563,700	1,375,000
Advertising expense	0	$ 4,400	8,500	$ 6,000	67,500	8,500
Operating lease	906,500		906,500		1,115,500		$ 474,200
Impairment of long-lived assets
Offering costs	$ 1,401,100		$ 1,401,100
2018 Plan [Member]
Reserved shares of common stock issuance								675,676